Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005427 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005427 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005427 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005427 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005427 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005427 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005427 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005427 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005427 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005427 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005427 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000005427 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000005427 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005428 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005428 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005428 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005428 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005428 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005428 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005428 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005428 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005428 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005428 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005428 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000005428 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000005428 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166317 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000166317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166317 | Becton Dickinson & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166317 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166317 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166317 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166317 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166317 | Revvity
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166317 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000166317 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000166317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.90%